Assumptions that Company Used to Determine the Fair Value of the Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Risk-free interest rates	1.68%	1.93%	0.97%
Expected term (in years)	5 years 11 months 27 days	6 years 15 days	5 years 11 months 5 days
Expected volatility	56.86%	60.16%	60.45%
Expected dividend yield	0.00%	0.00%	0.00%